NYSE Euronext

Rece[illegible]
DEC 2 2 2008
Washington, DC 20549

Paras Madho
Director
Securities Operations

20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyx.com

December 22, 2008

08067450

CERTNYS
001-07436

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HSBC USA INC., Floating Rate Guaranteed Notes due December 19, 2011 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 15, 2008. Tentative listing date – December 23, 2008.

Sincerely,

Paras Madho

PROCESSED
JAN 0 6 2009
THOMSON REUTERS

END